SUMMARY OF RESULTS OF OPERATIONS FOR REPORTING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Rental revenues	$ 12,794	$ 16,093
Total revenues	35,925	26,690
Expenses:
Patient care expense	20,453	9,243
Facility rent expense	4,876	6,464
Cost of management fees	619	672
Depreciation and amortization	2,404	2,591
General and administrative expense	4,652	3,931
Doubtful accounts expense (recovery)	4,916	182
Loss on disposal of assets	1,417
Loss on Lease Termination	1,436
Other operating expenses	1,974	1,074
Total expenses	42,747	24,157
(Loss) income from operations	(6,822)	2,533
Other (income) expense:
Interest expense, net	2,529	2,669
(Gain) Loss on extinguishment of debt	452	(146)
Other (income) expense, net	(2,936)	1,192
Total other (income) expense, net	45	3,715
Net loss	(6,867)	(1,182)
Health Care, Patient Service [Member]
Revenues:
Total revenues	22,060	9,485
Management Service [Member]
Revenues:
Total revenues	1,045	1,021
Product and Service, Other [Member]
Revenues:
Total revenues	26	91
Real Estate Service Segment [Member]
Revenues:
Rental revenues	12,794	16,093
Total revenues	13,865	17,205
Expenses:
Patient care expense
Facility rent expense	4,050	5,274
Cost of management fees	619	672
Depreciation and amortization	2,371	2,575
General and administrative expense	3,458	3,427
Doubtful accounts expense (recovery)	4,298	(78)
Loss on disposal of assets	1,296
Loss on Lease Termination	1,436
Other operating expenses	631	1,016
Total expenses	18,159	12,886
(Loss) income from operations	(4,294)	4,319
Other (income) expense:
Interest expense, net	2,567	2,653
(Gain) Loss on extinguishment of debt	452	(146)
Other (income) expense, net	(987)	1,192
Total other (income) expense, net	2,032	3,699
Net loss	(6,326)	620
Real Estate Service Segment [Member] | Health Care, Patient Service [Member]
Revenues:
Total revenues
Real Estate Service Segment [Member] | Management Service [Member]
Revenues:
Total revenues	1,045	1,021
Real Estate Service Segment [Member] | Product and Service, Other [Member]
Revenues:
Total revenues	26	91
Healthcare Services Segment [Member]
Revenues:
Rental revenues
Total revenues	22,060	9,485
Expenses:
Patient care expense	20,453	9,243
Facility rent expense	826	1,190
Cost of management fees
Depreciation and amortization	33	16
General and administrative expense	1,194	504
Doubtful accounts expense (recovery)	618	260
Loss on disposal of assets	121
Loss on Lease Termination
Other operating expenses	1,343	58
Total expenses	24,588	11,271
(Loss) income from operations	(2,528)	(1,786)
Other (income) expense:
Interest expense, net	(38)	16
(Gain) Loss on extinguishment of debt
Other (income) expense, net	(1,949)
Total other (income) expense, net	(1,987)	16
Net loss	(541)	(1,802)
Healthcare Services Segment [Member] | Health Care, Patient Service [Member]
Revenues:
Total revenues	22,060	9,485
Healthcare Services Segment [Member] | Management Service [Member]
Revenues:
Total revenues
Healthcare Services Segment [Member] | Product and Service, Other [Member]
Revenues:
Total revenues